iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Axon Enterprise, Inc.
(a)
..................... 34,191 $ 18,467,927
a
Automobiles  —  4 .5%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 604,861 10,197,956
Tesla, Inc.
(a)
............................. 215,518 92,709,378
102,907,334
a
Banks  —  1 .8%
JPMorgan Chase & Co. .................... 115,084 36,030,499
Wells Fargo & Co. ........................ 59,139 5,077,083
41,107,582
a
Biotechnology  —  1 .1%
AbbVie, Inc. ............................ 70,936 16,152,127
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 10,921 4,927,883
Vertex Pharmaceuticals, Inc.
(a)
................ 11,873 5,148,251
26,228,261
a
Broadline Retail  —  3 .2%
Amazon.com, Inc.
(a)
....................... 287,184 66,977,053
MercadoLibre, Inc.
(a)
....................... 2,839 5,881,783
72,858,836
a
Capital Markets  —  3 .6%
Ameriprise Financial, Inc. ................... 1,843 839,929
BlackRock, Inc.
(c)
......................... 10,328 10,816,514
Carlyle Group, Inc. (The) .................... 4,175 227,663
Cboe Global Markets, Inc. ................... 11,038 2,849,681
Charles Schwab Corp. (The) ................. 106,102 9,838,838
CME Group, Inc. , Class A ................... 31,438 8,848,540
Coinbase Global, Inc. , Class A
(a)
............... 3,800 1,036,716
Intercontinental Exchange, Inc. ............... 36,202 5,694,575
KKR & Co., Inc. .......................... 54,020 6,607,186
Moody's Corp. ........................... 20,744 10,180,740
Nasdaq, Inc. ............................ 32,157 2,923,714
Robinhood Markets, Inc. , Class A
(a)
............. 15,447 1,984,785
S&P Global, Inc. ......................... 31,832 15,878,757
T Rowe Price Group, Inc. ................... 18,116 1,854,716
Tradeweb Markets, Inc. , Class A ............... 33,700 3,668,582
83,250,936
a
Chemicals  —  0 .5%
Sherwin-Williams Co. (The) .................. 35,645 12,250,830
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 31,776 5,910,971
Copart, Inc.
(a)
........................... 52,749 2,056,156
Rollins, Inc. ............................. 70,071 4,307,965
Veralto Corp. ............................ 51,917 5,255,039
17,530,131
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 34,930 4,564,652
F5, Inc.
(a)
.............................. 30,196 7,221,675
Motorola Solutions, Inc. .................... 21,729 8,032,777
19,819,104
a
Consumer Finance  —  0 .5%
American Express Co. ..................... 29,161 10,651,638
a
Electric Utilities  —  0 .8%
Edison International ....................... 296,076 17,435,916
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .1%
Trimble, Inc.
(a)
........................... 39,048 $ 3,179,288
a
Entertainment  —  1 .0%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 16,853 1,617,551
Netflix, Inc.
(a)
............................ 195,755 21,059,323
Take-Two Interactive Software, Inc.
(a)
............ 2,800 688,996
23,365,870
a
Financial Services  —  3 .7%
Corpay, Inc.
(a)
........................... 5,536 1,637,549
Fidelity National Information Services, Inc. ........ 11,796 775,823
Fiserv, Inc.
(a)
............................ 32,048 1,969,990
Global Payments, Inc. ..................... 12,038 911,999
Jack Henry & Associates, Inc. ................ 1,366 238,340
Mastercard, Inc. , Class A .................... 70,546 38,837,689
PayPal Holdings, Inc. ...................... 39,685 2,487,853
Visa, Inc. , Class A ........................ 110,043 36,802,781
83,662,024
a
Health Care Equipment & Supplies  —  1 .3%
IDEXX Laboratories, Inc.
(a)
................... 29,393 22,129,402
Intuitive Surgical, Inc.
(a)
..................... 12,848 7,368,071
29,497,473
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 119,761 6,427,573
Healthpeak Properties, Inc. .................. 534,645 9,762,618
16,190,191
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 16,573 3,982,326
a
Hotels, Restaurants & Leisure  —  1 .2%
Airbnb, Inc. , Class A
(a)
...................... 24,120 2,821,799
Chipotle Mexican Grill, Inc.
(a)
................. 44,298 1,529,167
McDonald's Corp. ........................ 75,657 23,591,365
27,942,331
a
Industrial REITs  —  2 .3%
Prologis, Inc. ............................ 404,075 51,935,760
a
Insurance  —  2 .4%
Aflac, Inc. .............................. 108,829 12,004,927
Aon PLC , Class A ........................ 4,248 1,503,452
Arch Capital Group Ltd.
(a)
................... 53,553 5,029,698
Arthur J Gallagher & Co. .................... 38,757 9,597,008
Brown & Brown, Inc. ....................... 40,171 3,230,953
Chubb Ltd. ............................. 28,472 8,432,837
Erie Indemnity Co. , Class A , NVS .............. 4,895 1,446,424
Marsh & McLennan Companies, Inc. ............ 30,436 5,583,484
Progressive Corp. (The) .................... 22,864 5,231,055
Willis Towers Watson PLC ................... 9,169 2,943,249
55,003,087
a
Interactive Media & Services  —  8 .2%
Alphabet, Inc. , Class A ..................... 124,634 39,905,314
Alphabet, Inc. , Class C , NVS ................. 279,144 89,359,577
Meta Platforms, Inc. , Class A ................. 88,249 57,180,940
Pinterest, Inc. , Class A
(a)
.................... 14,350 374,822
Reddit, Inc. , Class A
(a)
...................... 4,480 969,786
Snap, Inc. , Class A , NVS
(a)
.................. 26,462 203,228
187,993,667
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
IT Services  —  2 .1%
Gartner, Inc.
(a)
........................... 1,044 $ 242,981
International Business Machines Corp. .......... 138,579 42,762,708
Okta, Inc. , Class A
(a)
....................... 3,398 272,961
Snowflake, Inc.
(a)
......................... 7,894 1,983,288
VeriSign, Inc. ........................... 9,644 2,430,192
47,692,130
a
Life Sciences Tools & Services  —  0 .5%
Danaher Corp. .......................... 28,548 6,474,115
IQVIA Holdings, Inc.
(a)
...................... 3,981 915,670
Mettler-Toledo International, Inc.
(a)
............. 573 846,161
Waters Corp.
(a)
.......................... 1,621 653,944
West Pharmaceutical Services, Inc. ............ 11,617 3,220,813
12,110,703
a
Machinery  —  1 .3%
Graco, Inc. ............................. 27,096 2,233,794
Xylem, Inc. ............................. 187,269 26,343,130
28,576,924
a
Media  —  0 .0%
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,010 514,676
a
Mortgage REITs  —  0 .5%
Annaly Capital Management, Inc. .............. 464,794 10,597,303
a
Office REITs  —  0 .4%
BXP, Inc. .............................. 115,755 8,376,032
a
Pharmaceuticals  —  5 .2%
Eli Lilly & Co. ........................... 68,767 73,956,846
Merck & Co., Inc. ......................... 108,608 11,385,377
Royalty Pharma PLC , Class A ................ 286,572 11,468,611
Zoetis, Inc. , Class A ....................... 169,318 21,703,181
118,514,015
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 20,612 5,262,243
Equifax, Inc. ............................ 7,778 1,651,814
Paychex, Inc. ........................... 35,468 3,961,421
Paycom Software, Inc. ..................... 1,372 221,125
Verisk Analytics, Inc. ....................... 29,525 6,645,192
17,741,795
a
Real Estate Management & Development  —  0 .5%
CoStar Group, Inc.
(a)
....................... 36,789 2,531,083
Zillow Group, Inc. , Class C , NVS
(a)
............. 128,766 9,577,615
12,108,698
a
Residential REITs  —  2 .6%
AvalonBay Communities, Inc. ................ 109,543 19,930,253
Equity LifeStyle Properties, Inc. ............... 141,639 8,904,844
Equity Residential ........................ 146,363 9,037,915
Essex Property Trust, Inc. ................... 49,550 13,062,371
UDR, Inc. .............................. 242,178 8,820,123
59,755,506
a
Retail REITs  —  0 .2%
Realty Income Corp. ....................... 30,025 1,729,740
Simon Property Group, Inc. .................. 18,052 3,363,449
5,093,189
a
Semiconductors & Semiconductor Equipment  —  18 .5%
Advanced Micro Devices, Inc.
(a)
............... 172,596 37,544,808
Analog Devices, Inc. ....................... 59,646 15,826,470
Broadcom, Inc. .......................... 183,372 73,891,581
First Solar, Inc.
(a) (b)
........................ 78,386 21,393,107
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. .............................. 6,164 $ 7,245,597
Marvell Technology, Inc. .................... 547,940 48,985,836
NVIDIA Corp. ........................... 1,172,051 207,453,027
Texas Instruments, Inc. ..................... 65,645 11,046,084
423,386,510
a
Software  —  14 .3%
Adobe, Inc.
(a)
............................ 21,561 6,902,323
Autodesk, Inc.
(a)
.......................... 66,609 20,205,174
Fortinet, Inc.
(a)
........................... 29,466 2,390,577
Intuit, Inc. .............................. 17,482 11,084,986
Microsoft Corp. .......................... 352,018 173,196,376
Oracle Corp. ............................ 93,259 18,833,655
Palantir Technologies, Inc. , Class A
(a)
........... 20,469 3,448,003
Palo Alto Networks, Inc.
(a)
................... 27,336 5,197,394
Roper Technologies, Inc. .................... 5,823 2,598,339
Salesforce, Inc. .......................... 134,496 31,006,708
ServiceNow, Inc.
(a)
........................ 61,222 49,737,365
Tyler Technologies, Inc.
(a)
................... 1,536 721,336
Workday, Inc. , Class A
(a)
.................... 5,909 1,274,099
Zoom Communications, Inc. , Class A
(a)
.......... 10,150 862,344
327,458,679
a
Specialized REITs  —  5 .1%
American Tower Corp. ..................... 129,020 23,387,455
Digital Realty Trust, Inc. .................... 262,390 42,013,887
Equinix, Inc. ............................ 60,310 45,432,126
Extra Space Storage, Inc. ................... 10,522 1,401,215
Public Storage ........................... 15,988 4,389,346
116,624,029
a
Technology Hardware, Storage & Peripherals  —  7 .3%
Apple, Inc. ............................. 600,602 167,477,868
a
Water Utilities  —  0 .9%
American Water Works Co., Inc. ............... 150,100 19,523,507
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,778,112,078 ) ............................... 2,280,812,076
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 19,616,111 19,625,919
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 3,085,929 3,085,929
a
Total Short-Term Securities — 1.0%
(Cost: $ 22,709,501 ) ................................. 22,711,848
Total Investments — 100.8%
(Cost: $ 1,800,821,579 ) ............................... 2,303,523,924
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (17,608,777)
Net Assets — 100.0% ................................. $ 2,285,915,147
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 13,940,633 $ 5,684,992
(a)
$ — $ 693 $ (399) $ 19,625,919 19,616,111 $ 8,898
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 2,151,695 934,234
(a)
— — — 3,085,929 3,085,929 27,443 —
BlackRock, Inc. ..... 11,757,197 421,409 (559,903) 186,338 (988,527) 10,816,514 10,328 54,877 —
$ 187,031 $ (988,926)
$ 33,528,362
$ 91,218 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 7 12/19/25 $ 1,114 $ 107,597
E-Mini NASDAQ 100 Index ............................................................... 7 12/19/25 3,567 143,832
$ 251,429

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,280,812,076  $ —  $ —  $ 2,280,812,076
Short-Term Securities
Money Market Funds ...................................... 22,711,848  —  —  22,711,848
$ 2,303,523,924  $ —  $ —  $ 2,303,523,924
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 251,429  $ —  $ —  $ 251,429
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)